RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of Transactions with Key Management Personnel
The table below details, on an aggregated basis, key management personnel compensation:

	2021	2020	2019
	£m	£m	£m
Compensation
Salaries and other short-term benefits	10	12	14
Share-based payments	14	12	14
Total compensation	24	24	28

	2021	2020	2019
	million	million	million
Share options over Lloyds Banking Group plc shares
At 1 January	—	—	—
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	—	—	—
Exercised/lapsed (includes entitlements of former key management personnel)	—	—	—
At 31 December	—	—	—

	2021	2020	2019
	million	million	million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	117	101	84
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	19	46	46
Exercised/lapsed (includes entitlements of former key management personnel)	(62)	(30)	(29)
At 31 December	74	117	101
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2021	2020	2019
	£m	£m	£m
Loans
At 1 January	2	2	2
Advanced (includes loans of appointed key management personnel)	1	—	1
Repayments (includes loans of former key management personnel)	—	—	(1)
At 31 December	3	2	2

	2021	2020	2019
	£m	£m	£m
Deposits
At 1 January	11	23	20
Placed (includes deposits of appointed key management personnel)	26	26	44
Withdrawn (includes deposits of former key management personnel)	(26)	(38)	(41)
At 31 December	11	11	23

Schedule of Balances and Transactions Between Members of the Lloyds Bank Group
The Bank, as a result of its position as parent of a banking group, has a large number of transactions with various of its subsidiary undertakings; these are included on the balance sheet of the Bank as follows:

	2021	2020
	£m	£m
Assets, included within:
Financial assets at fair value through profit or loss	3,404	1,203
Derivative financial instruments	3,299	7,077
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	107,907	128,241
	114,610	136,521
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	21,540	33,170
Financial liabilities at fair value through profit or loss	—	—
Derivative financial instruments	2,508	4,738
Debt securities in issue	59	20
	24,107	37,928

Schedule of Balances and Transactions with Lloyds Banking Group Plc and Fellow Subsidiaries of the Bank
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the balance sheet as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Assets, included within:
Derivative financial instruments	634	690	634	690
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	739	738	517	530
	1,373	1,428	1,151	1,220
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,490	6,875	1,332	6,666
Financial liabilities at fair value through profit or loss	—	—	3,318	1,121
Derivative financial instruments	939	1,424	633	972
Debt securities in issue	17,961	12,686	14,650	11,551
Subordinated liabilities	5,176	4,599	5,311	4,745
	25,566	25,584	25,244	25,055